ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 5:-	ACCRUED EXPENSES AND OTHER LIABILITIES
	December 31,
	2017	2016

Employees and payroll accruals	$1,054	$921
Accrued expenses	457	274

	$1,511	$1,195